Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Sales	$ 14,973,048	$ 34,295,114
Cost of sales	(14,082,663)	(33,603,125)
Gross profit	890,385	691,989
Operating expenses:
Selling and marketing expenses	(897,059)	(1,325,919)
General and administrative expenses	(2,900,993)	(3,175,731)
Research and development costs	(965,157)	(1,430,401)
Gain from disposal of property, plant and equipment	81,036	160,288
Total operating expenses	(4,682,173)	(5,771,763)
Operating income (loss)	(3,791,788)	(5,079,774)
Other income (expenses):
Interest income (expense), net	(1,102,464)	(544,923)
Other income (expenses), net	244,873	499,982
Total other income (expenses), net	(857,591)	(44,941)
Loss before income taxes	(4,649,379)	(5,124,715)
Income tax benefit / (provision)		108,189
Net loss	(4,649,379)	(5,016,526)
Net loss attributable to non-controlling interests	(8,158)	(27,324)
Net loss attributable to Ostin Technology Group Co., Ltd.	(4,641,221)	(4,989,202)
Net loss	(4,649,379)	(5,016,526)
Other comprehensive income (loss):
Foreign currency translation adjustment	56,198	(422,092)
Comprehensive loss	(4,593,181)	(5,438,618)
Comprehensive (loss) income attributable to non-controlling interests	60,215	(50,125)
Comprehensive loss attributable to Ostin Technology Group Co., Ltd.	$ (4,653,396)	$ (5,388,493)
Loss per share
Basic (in Dollars per share)	$ (0.29)	$ (0.36)
Weighted average number of ordinary shares outstanding
Basic, Weighted average number of ordinary shares outstanding (in Shares)	15,844,501	14,006,250